Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Entity Central Index Key	0000311635
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000018565
Shareholder Report [Line Items]
Fund Name	Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund
Class Name	Class A
Trading Symbol	LACXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,393,078,600
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,150,341
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,393,078,600
# of Portfolio Holdings	14
Total Advisory Fees Paid	$2,150,341
Weighted Average Maturity	46 Days
Weighted Average Life of Investments	46 Days

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Maturity	%Footnote Reference*
1 - 30 Days	47.8%
31 - 60 Days	15.8%
61 - 90 Days	12.1%
91 - 180 Days	24.3%
Total	100.0%
Footnote	Description
Footnote*	Represents percent of total investments.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000018567
Shareholder Report [Line Items]
Fund Name	Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund
Class Name	Class C
Trading Symbol	LCCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,393,078,600
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,150,341
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,393,078,600
# of Portfolio Holdings	14
Total Advisory Fees Paid	$2,150,341
Weighted Average Maturity	46 Days
Weighted Average Life of Investments	46 Days

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Maturity	%Footnote Reference*
1 - 30 Days	47.8%
31 - 60 Days	15.8%
61 - 90 Days	12.1%
91 - 180 Days	24.3%
Total	100.0%
Footnote	Description
Footnote*	Represents percent of total investments.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.
C000018564
Shareholder Report [Line Items]
Fund Name	Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund
Class Name	Class I
Trading Symbol	LAYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,393,078,600
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,150,341
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,393,078,600
# of Portfolio Holdings	14
Total Advisory Fees Paid	$2,150,341
Weighted Average Maturity	46 Days
Weighted Average Life of Investments	46 Days

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Maturity	%Footnote Reference*
1 - 30 Days	47.8%
31 - 60 Days	15.8%
61 - 90 Days	12.1%
91 - 180 Days	24.3%
Total	100.0%
Footnote	Description
Footnote*	Represents percent of total investments.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the reporting period.